Performance Management - Neuberger Long Short Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart [Heading]	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	9.65%
Worst quarter:	Q4 2018	-10.16%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	9.65%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(10.16%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	average annual total % returns as of 12/31/25
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Long Short Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	7.20	5.76	6.94
Institutional Class Return After Taxes on Distributions	7.19	5.26	6.43
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	4.27	4.37	5.47
Class A Return Before Taxes	0.66	4.13	5.93
Class C Return Before Taxes	4.99	4.58	5.76
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88	14.42	14.82
HFRX® Equity Hedge Index (reflects deductions for fees and expenses, but not taxes)	10.06	6.61	4.75

Average Annual Return, Caption [Optional Text]	Long Short Fund
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264